Warrants Liability - Schedule of Unlisted and Listed Warrants Liability (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability		$ 40,919,123	$ 37,864,064
$5.00 expiring 27/05/2025 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[1]
$5.00 expiring 27/05/2025 [Member] | Unlisted Warrants One [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[2]		7,851,651
$11.50 exp. 27/2/2029 [Member] | Listed Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[3]	3,529,803	2,340,413
$5.00 exp. 27/02/2027 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[4]	27,200,000	27,200,000
$5.00 exp. 18/6/2029 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[5]	2,023,500	472,000
7.00 exp. 7/2/2029 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[6]	$ 8,165,820

[1]	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)
[2]	Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)
[3]	Listed warrants
[4]	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)
[5]	Additional warrants issued to Empery Asset Management LP
[6]	PIPE warrants